EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
23.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2016, 2017 and 2018, for which the basic weighted average number of common shares are based on the 1,230,434,041, 1,230,434,041 and 1,371,643,240 common shares issued by the Company, as if those shares were issued as of the earliest date presented.

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Net income	235,441,839	532,672,757	860,908,711
Basic weighted average number of common shares outstanding	1,230,434,041	1,230,434,041	1,251,608,224
Effect of dilutive share options	-	100,975,533	137,727,545
Dilutive weighted average number of ordinary shares	1,230,434,041	1,331,409,574	1,389,335,769
Basic earnings per share	0.19	0.43	0.69
Diluted earnings per share	0.19	0.40	0.62